Revenue and Receivables from Contracts with Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	The following table disaggregates the Company’s revenue between over time and point in time recognition:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Over time	$167,981	$113,246	$562,286	$314,060
Point in time	9,446	9,598	40,463	15,781
Total revenues	$177,427	$122,844	$602,749	$329,841
The following table disaggregates the Company’s revenue between over time and point in time recognition:

	Year Ended December 31,
	2020	2019	2018
Over time	$494,295	$503,052	$654,164
Point in time	24,691	30,245	47,825
Total revenues	$518,986	$533,297	$701,989

Schedule of Allowance for Credit Losses
The allowance for credit losses activity for the three and nine months ended September 30, 2021 and 2020 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Beginning balance (1)	$1,104	$1,087	$1,045	$1,923
Bad debt expense	916	3,099	290	2,853
Write-offs	(18)	(38)	(46)	(596)
Recoveries	—	197	710	197
Foreign currency translation and other adjustments	(1)	(18)	2	(50)
Ending balance	$2,001	$4,327	$2,001	$4,327
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(1)Beginning balance for the nine months ended September 30, 2020 includes the cumulative adjustment of $0.2 million, which reflects the increase in the Company’s allowance for credit losses upon adoption of ASU 2016-13 and the CECL model on January 1, 2020.
The allowance for credit losses activity for the years ended December 31, 2020, 2019, and 2018 is as follows:

	Year Ended December 31,
	2020	2019	2018
Beginning Balance(1)	$1,924	$—	$—
Bad debt expense	2,991	2,270	400
Write-offs	(3,588)	(540)	(400)
Foreign currency translation and other adjustments	(282)	6	—
Ending Balance	$1,045	$1,736	$—
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(1)Beginning balance for the year ended December 31, 2020 includes the cumulative adjustment of $0.2 million which reflects the increase in the Company’s Allowance for Credit Losses as a result of the use of the current expected credit loss model related to the adoption of ASU 2016-13 on January 1, 2020. See Note 2 Summary of Significant Accounting Policies for further information.